Impairment Testing of Goodwill and Intangible Assets - Additional Information (Detail) - Cash-generating units [member] - RUB (₽)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Impairment of Assets [line items]
Carrying amount of goodwill	₽ 6,285,000,000	₽ 6,285,000,000
Goodwill impairment	0	0
Carrying amount of intangible assets with an indefinite useful life	183,000,000	183,000,000
Impairment loss recognized	89,000,000	847,000,000
QIWI Bank JSC (Russia) [member] | Licences [member]
Disclosure of Impairment of Assets [line items]
Impairment loss recognized	₽ 0	₽ 0